ICAP PLUS VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997

                                         SHARES           COST         VALUE
                                         ------           ----         -----
NET ASSETS
 Investments in mutual fund portfolio:
  Money Market                           1,106,859      $1,106,859   $1,106,859
  Growth                                   130,868       2,821,804    3,539,194
  Fixed Income                               5,233          71,069       69,496
  Government and Quality Bond               66,865         904,563      933,643
  High Yield                                62,150         524,164      520,573
  Strategic Multi-Asset                    119,720       1,351,118    1,350,623
  Multi-Asset                              253,003       2,997,728    3,420,923
  Capital Appreciation                      92,257       2,320,184    2,971,939
  Growth and Income                         64,426         819,611    1,104,200
  Foreign Securities                        75,608         852,912      862,078
  Natural Resources                         16,430         246,980      236,939
  Target '98                                 4,964          61,666       54,962
                                                  -----------------------------
    Net Assets                                         $14,078,658  $16,171,429
                                                  =============================

                                                             UNIT
                                            UNITS           VALUE       VALUE
                                            -----           -----       -----
NET ASSETS APPLICABLE TO
 OUTSTANDING UNITS OF CAPITAL
 Account:
  Money Market                          58,777.015      $18.831487   $1,106,859
  Growth                                62,446.167       56.675924    3,539,194
  Fixed Income                           2,392.696       29.045170       69,496
  Government and Quality Bond           30,515.086       30.596101      933,643
  High Yield                            19,533.019       26,650906      520,573
  Strategic Multi-Asset                 55,003.962       24.555006    1,350,623
  Multi-Asset                          120,639.843       28.356493    3,420,923
  Capital Appreciation                  64,891.833       45.798361    2,971,939
  Growth and Income                     36,554.673       30.206823    1,104,200
  Foreign Securities                    58,324.972       14.780596      862,078
  Natural Resources                     12,806.557       18.501355      236,939
  Target '98                             2,646.523       20.767692       54,962
                                                                    -----------

    Net assets applicable to
    outstanding units of capital                                    $16,171,429
                                                                    ===========





                See accompanying notes to financial statements.

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


NET INVESTMENT INCOME
  Dividend income                                                       $391,074
  Mortality and expense risk charges and administrative expense          (71,005)
                                                                      ----------
       Net investment income                                             320,069
                                                                      ----------

REALIZED AND UNREALIZED GAIN
  Realized gain from investment transactions:
    Proceeds from sales                                                5,268,937
    Cost of investments sold                                          (4,700,305)
                                                                      ----------
       Net realized gain                                                 568,632

  Capital gains distribution                                           1,360,984
                                                                      ----------
       Net realized gain from investments                              1,929,616
                                                                      ----------
    Change in unrealized appreciation on investments:

    Unrealized appreciation at end of year                             2,092,771
    Unrealized appreciation at beginning of year                       1,728,392
                                                                      ----------
       Net change in unrealized appreciation                             364,379
                                                                      ----------
          Realized and unrealized gain                                 2,293,995
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $2,614,064
                                                                      ==========



                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    Year                Year
                                                    Ended               Ended
                                              December 31, 1997   December 31, 1996
                                              -----------------   -----------------
OPERATIONS
   Net investment income                        $  320,069          $  390,287
   Net realized gain from investments            1,929,616             953,428
   Net change in unrealized appreciation           364,379             761,812
                                               --------------------------------
     Increase in net assets
      from operations                            2,614,064           2,105,527
                                               --------------------------------

POLICYHOLDER TRANSACTIONS
   Purchase payments received                       82,539              50,806
   Withdrawals and surrenders                   (1,736,569)         (2,413,986)
   Exchange purchases                              504,223           4,034,184
   Exchange surrenders                            (314,346)         (4,011,032)
                                               --------------------------------
     Decrease in net assets from
      policyholder transactions                 (1,464,153)         (2,340,028)
                                               --------------------------------

INCREASE (DECREASE) IN NET ASSETS                1,149,911            (234,501)

NET ASSETS, beginning of year                   15,021,518          15,256,019
                                               --------------------------------
NET ASSETS, end of year                        $16,171,429         $15,021,518
                                               ================================



                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1-  ORGANIZATION AND OPERATION

ICAP Plus Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1997, the general account includes $2,674,692 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company. The Trust's Growth and Income division is successor to the investing activities of the Convertible Securities division.


NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES

a)    Investment Valuation, Transactions and Related Income Recognition

      Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first-out basis.

      Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)    Federal Income Taxes

      Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)    Expenses

      Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3-  CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.60% through February 8, 1995 and 0.25% thereafter.

b) An administrative expense charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.55% through February 8, 1995 and 0.20% thereafter.

      A portion of the administrative charge is attributable to premium taxes imposed by certain state and local governments with respect to the initial premium. When an additional premium is paid, Phoenix Home Life deducts a charge for premium taxes equal to 2.50% of the premium.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3-  CONTRACT CHARGES (Continued)

      The monthly cost of insurance is the cost of insurance rate, multiplied by the net amount at risk for a policy month. The cost of insurance varies by sex, attained age and rate class. The net amount at risk may be simply defined as the death benefit less the cash value.

d) In the event that the policy is surrendered during the first eight policy years, a surrender charge will be deducted. The surrender charge reimburses Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge will be assessed as follows:

                                                      PERCENTAGE OF
                           POLICY YEAR               INITIAL PREMIUM
                           -----------               ---------------

                                1                            8%
                                2                            8
                                3                            7
                                4                            7
                                5                            6
                                6                            5
                                7                            4
                                8                            3
                                9+                           0

      No surrender charge will be imposed on death benefits or on additional premium payments, unless the additional premium in creases the death benefit, in which event it may be subject to the surrender charge.

e) If a policy is surrendered within the first eight policy years, Phoenix Home Life deducts any portion of the premium tax and policy issue costs not recovered through the administration charge, determined as follows:

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3-  CONTRACT CHARGES (Continued)

                                                      PERCENTAGE OF
                           POLICY YEAR               INITIAL PREMIUM
                           -----------               ---------------

                                1                          2.82%
                                2                          2.46
                                3                          2.08
                                4                          1.69
                                5                          1.29
                                6                          0.88
                                7                          0.47
                                8                          0.04

NOTE 4-  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA

                                                            For Year Ended December 31,
                                      1997           1996           1995           1994           1993
                                    -------------- -------------- -------------- -------------- -------------
MONEY MARKET:
Net Unit Value:
-----------------------------------
Beginning of year                   $ 17.988143    $ 17.208028    $ 16.381520    $ 15.957504    $  15.718318
End of year                           18.831487      17.988143      17.208028      16.381520       15.957504
                                    -----------    -----------    -----------    -----------    ------------
 Net increase in net unit value
  from operations                   $  0.843344    $  0.780115    $  0.826508    $  0.424016    $   0.239186
                                    ===========    ===========    ===========    ===========    ============
Accumulation units outstanding:
-----------------------------------
End of year                          58,777.015     81,684.910     92,859.771    151,272.799      91,265.448
                                    ===========    ===========    ===========    ===========    ============
GROWTH:
Net Unit Value:
-----------------------------------
Beginning of year                   $ 43.659022    $ 35.061829    $ 27.905315    $ 29.626760    $  27.808195
End of year                           56.675924      43.659022      35.061829      27.905315       29.626760
                                    -----------    -----------    -----------    -----------    ------------
 Net increase (decrease) in net
  unit value from operations        $ 13.016902    $  8.597193    $  7.156514   ($  1.721445)   $   1.818565
                                    ===========    ===========    ===========    ===========    ============
Accumulation units outstanding:
-----------------------------------
End of year                          62,446.167     61,214.436     77,102.759     99,798.217     122,322.954
                                    ===========    ===========    ===========    ===========    ============
FIXED INCOME:
Net Unit Value:
-----------------------------------
Beginning of year                   $ 26.670598    $ 26.143156    $ 22.057448    $ 23.059146    $  21.608890
End of year                           29.045170      26.670598      26.143156      22.057448       23.059146
                                    -----------    -----------    -----------    -----------    ------------
 Net increase (decrease) in net
  unit value from operations        $  2.374572    $  0.527442    $  4.085708   ($  1.001698)   $   1.450256
                                    ===========    ===========    ===========    ===========    ============
Accumulation units outstanding:
-----------------------------------
End of year                           2,392.696      7,756.393      9,817.121     13,812.583      20,594.972
                                    ===========    ===========    ===========    ===========    ============
GOVERNMENT AND QUALITY BOND:
Net Unit Value:
-----------------------------------
Beginning of year                   $ 28.054940    $ 27.363761    $ 23.062807    $ 24.061836    $  22.471310
End of year                           30.596101      28.054940      27.363761      23.062807       24.061836
                                    -----------    -----------    -----------    -----------    ------------
 Net increase (decrease) in net
  unit value from operations        $  2.541161    $  0.691179    $  4.300954   ($  0.999029)   $   1.590526
                                    ===========    ===========    ===========    ===========    ============
Accumulation units outstanding:
-----------------------------------
End of year                          30,515.086     36,030.560     41,823.525     53,791.870      52,798.823
                                    ===========    ===========    ===========    ===========    ============

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                For Year Ended December 31,
                                         1997             1996            1995          1994            1993
                                    -------------    -------------   ------------   -------------   ------------
HIGH YIELD:
Net Unit Value:
---------------------------------
Beginning of year                    $  24.056628    $  21.631502    $  18.311593   $  19.390068    $  16.469796
End of year                             26.650906       24.056628       21.631502      18.311593       19.390068
                                     ------------    ------------    ------------   ------------    ------------
 Net increase (decrease) in net
  unit value from operations         $   2.594278    $   2.425126    $   3.319909   $  (1.078475)   $   2.920272
                                     ============    ============    ============   ============    ============
Accumulation units outstanding:
-----------------------------------
End of year                            19,533.019      18,471.920      23,297.233     22,225.400      28,857.994
                                     ============    ============    ============   ============    ============
STRATEGIC MULTI-ASSET:
Net Unit Value:
-----------------------------------
Beginning of year                    $  21.573438    $  18.871464    $  15.452177   $  16.046587    $  14.078211
End of year                             24.555006       21.573438       18.871464      15.452177       16.046587
                                     ------------    ------------    ------------   ------------    ------------
 Net increase (decrease) in net
  unit value from operations         $   2.981568    $   2.701974    $   3.419287  ($   0.594410)   $   1.968376
                                     ============    ============    ============   ============    ============
Accumulation units outstanding:
-----------------------------------
End of year                            55,003.962      63,059.798      71,910.358     92,407.508     100,541.984
                                     ============    ============    ============   ============    ============
MULTI-ASSET:
Net Unit Value:
-----------------------------------
Beginning of year                    $  23.515858    $  20.745427    $  16.687065   $  17.171904    $  16.184528
End of year                             28.356493       23.515858       20.745427      16.687065       17.171904
                                     ------------    ------------    ------------   ------------    ------------
 Net increase (decrease) in
  net unit value from operations     $   4.840635    $   2.770431    $   4.058362  ($   0.484839)   $   0.987376
                                     ============    ============    ============   ============    ============
Accumulation units outstanding:
-----------------------------------
End of year                           120,639.843     130,879.258     150,648.340    159,072.494     173,040.307
                                     ============    ============    ============   ============    ============
CAPITAL APPRECIATION:
Net Unit Value:
-----------------------------------
Beginning of year                    $  36.670047    $  29.438162    $  21.997082   $  23.130496    $  19.326613
End of year                             45.798361       36.670047       29.438162      21.997082       23.130496
                                     ------------    ------------    ------------   ------------    ------------
 Net increase (decrease) in net
  unit value from operations         $   9.128314    $   7.231885    $   7.441080  ($   1.133414)   $   3.803883
                                     ============    ============    ============   ============    ============
Accumulation units outstanding:
-----------------------------------
End of year                            64,891.833      67,921.672      74,106.731     60,646.794      90,692.591
                                     ============    ============    ============   ============    ============


                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                  For Year Ended December 31,
                                                 1997          1996            1995             1994            1993
                                            -------------   -------------  ------------    ------------   --------------
GROWTH and INCOME:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  23.563662    $  19.673868  $  16.991875    $  19.021372    $  15.771764
End of year                                     30.206823       23.563662     19.673868       16.991875       19.021372
                                             ------------    ------------  ------------    ------------    ------------
 Net increase (decrease) in net unit value
  from operations                            $   6.643161    $   3.889794  $   2.681993   ($   2.029497)   $   3.249608
                                             ============    ============  ============    ============    ============
Accumulation units outstanding:
-------------------------------------------
End of year                                    36,554.673      36,254.602    41,324.596      41,919.783      47,948.619
                                             ============    ============  ============    ============    ============
FOREIGN SECURITIES:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  15.000130    $  13.520833  $  12.071981    $  12.611983    $   9.793832
End of year                                     14.780596       15.000130     13.520833       12.071981       12.611983
                                             ------------    ------------  ------------    ------------    ------------
 Net increase (decrease) in net unit value
  from operations                           ($   0.219534)   $   1.479297  $   1.448852   ($   0.540002)   $   2.818151
                                             ============    ============  ============    ============    ============
Accumulation units outstanding:
-------------------------------------------
End of year                                    58,324.972      69,214.480    78,097.323      93,950.950     114,527.042
                                             ============    ============  ============    ============    ============
NATURAL RESOURCES:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  20.325312    $  17.900007  $  15.321133    $  15.336863    $  11.393799
End of year                                     18.501355       20.325312     17.900007       15.321133       15.336863
                                             ------------    ------------  ------------    ------------    ------------
 Net increase (decrease) in net unit value
  from operations                           ($   1.823957)   $   2.425305  $   2.578874   ($   0.015730)   $   3.943064
                                             ============    ============  ============    ============    ============
Accumulation units outstanding:
-------------------------------------------
End of year                                    12,806.557      16,096.149    25,100.529      30,011.911      21,702.780
                                             ============    ============  ============    ============    ============
TARGET '98:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  19.831280    $  19.207550  $  16.846404    $  17.773276    $  16.161730
End of year                                     20.767692       19.831280     19.207550       16.846404       17.773276
                                             ------------    ------------  ------------    ------------    ------------
 Net increase (decrease) in net unit value
  from operations                            $   0.936412    $   0.623730  $   2.361146   ($   0.926872)   $   1.611546
                                             ============    ============  ============    ============    ============
Accumulation units outstanding:
-------------------------------------------
End of year                                    2,646.523       3,479.259      3,515.671       3,840.433       3,559.732
                                             ============    ============  ============    ============    ============

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 -- POLICYHOLDER TRANSACTIONS

The decrease in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1997:



                                                      NET EXCHANGE                                               DECREASE
                              PURCHASE PAYMENTS         PURCHASES                                           IN NET ASSETS FROM
                                AND TRANSFERS         AND EXCHANGE                WITHDRAWALS                  POLICYHOLDER
                                  RECEIVED             SURRENDERS               AND SURRENDERS                 TRANSACTIONS
                              ----------------- -------------------------  --------------------------- ---------------------------
           ACCOUNT             UNITS   DOLLARS     UNITS       DOLLARS       UNITS         DOLLARS         UNITS         DOLLARS
----------------------------- ------- --------- ----------- -------------  ---------- ---------------- ------------ --------------
Money Market                   2,254   $42,119      2,719    $    50,113    (27,881)    ($  513,519)     (22,908)    ($  421,287)
Growth                            15       868      5,096        249,931     (3,879)       (203,806)       1,232          46,993
Fixed Income                      --        --       (576)       (16,242)    (4,788)       (134,664)      (5,364)       (150,906)
Government and Quality Bond       --        --     (2,030)       (61,377)    (3,485)       (102,285)      (5,515)       (163,662)
High Yield                        --        --      2,948         77,904     (1,887)        (49,372)       1,061          28,532
Strategic Multi-Asset            579    14,256          4         (2,334)    (8,639)       (205,695)      (8,056)       (193,773)
Multi-Asset                      352     9,855      2,643         68,495    (13,234)       (345,548)     (10,239)       (267,198)
Capital Appreciation             108     5,182     (1,260)       (13,987)    (1,878)        (80,767)      (3,030)        (89,572)
Growth and Income                 --        --      2,271         57,780     (1,971)        (56,773)         300           1,007
Foreign Securities               345     5,182     (9,749)      (149,366)    (1,486)        (23,607)     (10,890)       (167,791)
Natural Resources                225     5,077     (2,990)       (63,826)      (524)        (10,907)      (3,289)        (69,656)
Target '98                        --        --       (364)        (7,214)      (469)         (9,626)        (833)        (16,840)
                               -----   -------     ------    -----------    -------      ----------      -------      ----------
                               3,878   $82,539     (1,288)   $   189,877    (70,121)    ($1,736,569)     (67,531)    ($1,464,153)
                               =====   =======     ======    ===========    =======      ==========      =======      ==========

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 7 -- DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997

A statement of operations by investment division follows for the year ended December 31, 1997:



                                            Money                    Fixed      Govt. and
                                            Market       Growth      Income    Quality Bond
                                        ------------   ----------  ----------  ------------
NET INVESTMENT INCOME (LOSS):
 Dividend income                         $    64,573   $  24,285   $  10,655   $  61,662
 Mortality and expense risk charges
   and administrative expense                 (5,787)    (14,542)       (727)     (4,465)
                                         -----------   ---------   ---------   ---------
   Net investment income (loss)               58,786       9,743       9,928      57,197
                                         -----------   ---------   ---------   ---------
REALIZED AND UNREALIZED
 GAIN (LOSS):
 Realized gain (loss) from
   investment transactions:
Proceeds from sales                        1,605,038     599,196     151,632     215,058
Cost of investments sold                  (1,605,038)   (484,101)   (151,954)   (207,565)
                                         -----------   ---------   ---------   ---------
   Net realized gain (loss)                       --     115,095        (322)      7,493
Capital gains distribution                        --     354,157          --       3,484
                                         -----------   ---------   ---------   ---------
 Net realized gain (loss) from
   investments                                    --     469,252        (322)     10,977
                                         -----------   ---------   ---------   ---------
Change in unrealized appreciation
 (depreciation) on investments:
Unrealized appreciation (depreciation)
 at end of period                                 --     717,391      (1,573)     29,080
Unrealized appreciation (depreciation)
 at beginning of period                           --     376,741      (5,500)     10,784
                                         -----------   ---------   ---------   ---------
 Net change in unrealized
   appreciation (depreciation)                    --     340,650       3,927      18,296
                                         -----------   ---------   ---------   ---------
 Realized and unrealized gain (loss)              --     809,902       3,605      29,273
                                         -----------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                  $    58,786   $ 819,645   $  13,533   $  86,470
                                         ===========   =========   =========   =========



                                                      Strategic                  Capital   Growth and    Foreign
                                         High Yield  Multi-Asset  Multi-Asset Appreciation    Income    Securities
                                         ----------  -----------  ----------- ------------ ----------   ----------
NET INVESTMENT INCOME (LOSS):
 Dividend income                         $  51,922   $  30,934   $  90,089   $    3,865    $  22,178    $  21,493
 Mortality and expense risk charges
   and administrative expense               (2,092)     (6,267)    (14,702)     (11,890)      (4,616)      (4,232)
                                         ---------   ---------   ---------   ----------    ---------    ---------
   Net investment income (loss)             49,830      24,667      75,387       (8,025)      17,562       17,261
                                         ---------   ---------   ---------   ----------    ---------    ---------
REALIZED AND UNREALIZED
 GAIN (LOSS):
 Realized gain (loss) from
   investment transactions:
Proceeds from sales                        354,907     297,638     420,096    1,042,680      179,986      266,998
Cost of investments sold                  (355,246)   (259,549)   (329,915)    (811,125)    (140,810)    (231,015)
                                         ---------   ---------   ---------   ----------    ---------    ---------
   Net realized gain (loss)                   (339)     38,089      90,181      231,555       39,176       35,983
Capital gains distribution                      --     229,695     439,986      232,818           77       82,374
                                         ---------   ---------   ---------   ----------    ---------    ---------
 Net realized gain (loss) from
   investments                                (339)    267,784     530,167      464,373       39,253      118,357
                                         ---------   ---------   ---------   ----------    ---------    ---------
Change in unrealized appreciation
 (depreciation) on investments:
Unrealized appreciation (depreciation)
 at end of period                           (3,592)       (495)    423,194      651,756      284,589        9,166
Unrealized appreciation (depreciation)
 at beginning of period                     (1,770)    107,984     418,365      537,283       92,502      153,142
                                         ---------   ---------   ---------   ----------    ---------    ---------
 Net change in unrealized
   appreciation (depreciation)              (1,822)   (108,479)      4,829      114,473      192,087     (143,976)
                                         ---------   ---------   ---------   ----------    ---------    ---------
 Realized and unrealized gain (loss)        (2,161)    159,305     534,996      578,846      231,340      (25,619)
                                         ---------   ---------   ---------   ----------    ---------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                  $  47,669   $ 183,972   $ 610,383   $  570,821    $ 248,902   ($   8,358)
                                         =========   =========   =========   ==========    =========    =========



                                          Natural
                                         Resources   Target '98     Total
                                         ----------- ----------  ------------
NET INVESTMENT INCOME (LOSS):
 Dividend income                          $  3,200    $  6,218   $   391,074
 Mortality and expense risk charges
   and administrative expense               (1,412)       (273)      (71,005)
                                          --------    --------   -----------
   Net investment income (loss)              1,788       5,945       320,069
                                          --------    --------   -----------
REALIZED AND UNREALIZED
 GAIN (LOSS):
 Realized gain (loss) from
   investment transactions:
Proceeds from sales                        118,594      17,114     5,268,937
Cost of investments sold                  (105,018)    (18,969)   (4,700,305)
                                          --------    --------   -----------
   Net realized gain (loss)                 13,576      (1,855)      568,632
Capital gains distribution                  18,393          --     1,360,984
                                          --------    --------   -----------
 Net realized gain (loss) from
   investments                              31,969      (1,855)    1,929,616
                                          --------    --------   -----------
Change in unrealized appreciation
 (depreciation) on investments:
Unrealized appreciation (depreciation)
 at end of period                          (10,041)     (6,704)    2,092,771
Unrealized appreciation (depreciation)
 at beginning of period                     44,281      (5,420)    1,728,392
                                          --------    --------   -----------
 Net change in unrealized
   appreciation (depreciation)             (54,322)     (1,284)      364,379
                                          --------    --------   -----------
 Realized and unrealized gain (loss)       (22,353)     (3,139)    2,293,995
                                          --------    --------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                  ($ 20,565)   $  2,806   $ 2,614,064
                                          ========    ========   ===========

[Price Waterhouse LLP]                                             [logo]


                       Report of Independent Accountants

February 19, 1998

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and Policyholders of ICAP Plus Variable Life Account One

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of ICAP Plus Variable Life Account One--Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

                         RSVP VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1997



NET ASSETS                                                  SHARES                 COST             VALUE
                                                            ------                 ----             -----

  Investments in mutual fund portfolio:
   Money Market                                             31,440            $  31,440         $  31,440
   Growth                                                    3,922               86,884           106,074
   Fixed Income                                                 30                  428               404
   Government and Quality Bond                                 545                7,476             7,614
   High Yield                                                  967                7,943             8,102
   Strategic Multi-Asset                                    10,029              117,780           113,139
   Multi-Asset                                               5,366               66,913            72,558
   Capital Appreciation                                      4,347              113,625           140,042
   Growth and Income                                           570                7,332             9,764
   Foreign Securities                                        2,457               27,583            28,010
   Natural Resources                                         1,970               31,393            28,407
   Target '98                                                  328                4,035             3,637
                                                                   ---------------------------------------
      Net Assets                                                               $502,832          $549,191
                                                                   =======================================

                                                                                      UNIT
                                                             UNITS                    VALUE         VALUE
                                                             -----                    -----         -----
NET ASSETS APPLICABLE TO
  OUTSTANDING UNITS OF CAPITAL
  Account:
   Money Market                                              2,033.076              $15.464186  $  31,440
   Growth                                                    2,791.174               38.003405    106,074
   Fixed Income                                                 20.289               19.909607        404
   Government and Quality Bond                                 358.176               21.258404      7,614
   High Yield                                                  380.889               21.271062      8,102
   Strategic Multi-Asset                                     4,333.970               26.105035    113,139
   Multi-Asset                                               2,516.316               28.835143     72,558
   Capital Appreciation                                      2,832.788               49.436071    140,042
   Growth and Income                                           308.032               31.698373      9,764
   Foreign Securities                                        1,765.280               15.866878     28,010
   Natural Resources                                         1,603.345               17.717463     28,407
   Target '98                                                  182.958               19.878868      3,637
                                                                                        ------------------
      Net assets applicable to
       outstanding units of capital                                                              $549,191
                                                                                        ==================



                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997



NET INVESTMENT INCOME
  Dividend income                                                       $10,592
  Mortality and expense risk charges
   and administrative expense                                            (3,516)
                                                                     ----------
     Net investment income                                                7,076
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain from investment transactions:
   Proceeds from sales                                                  150,437
   Cost of investments sold                                            (136,783)
                                                                     ----------
    Net realized gain                                                    13,654
   Capital gains distribution                                            61,819
                                                                     ----------
    Net realized gain from investments                                   75,473
                                                                     ----------

   Change in unrealized appreciation on investments:
    Unrealized appreciation at end of year                               46,359
    Unrealized appreciation at beginning of year                         37,524
                                                                     ----------
     Net change in unrealized appreciation                                8,835
                                                                     ----------
        Realized and unrealized gain                                     84,308
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $91,384
                                                                     ==========



                 See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS

                                               Year                Year
                                              Ended               Ended
                                          December 31, 1997  December 31, 1996
                                          -----------------  -----------------
OPERATIONS
  Net investment income                        $7,076              $9,956
  Net realized gain from investments           75,473              71,363
  Net change in unrealized appreciation         8,835               7,907
                                          ------------------------------------
    Increase in net assets from operations     91,384              89,226
                                          ------------------------------------
POLICYHOLDER TRANSACTIONS
  Purchase payments received                   33,157              44,848
  Withdrawals and surrenders                 (147,843)           (134,497)
  Exchange purchases                           21,108             703,622
  Exchange surrenders                          (3,135)           (703,622)
                                          ------------------------------------
     Decrease in net assets from
       policyholder transactions              (96,713)            (89,649)
                                          ------------------------------------
DECREASE IN NET ASSETS                         (5,329)               (423)

NET ASSETS, beginning of year                 554,520             554,943
                                          ------------------------------------
NET ASSETS, end of year                      $549,191            $554,520
                                          ====================================





                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 -          ORGANIZATION AND OPERATION

RSVP Variable Life Account One (the "Account") is a separate account of
Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1997, the general account includes $23,021 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company. The Trust's Growth and Income division is successor to the investing activities of the Convertible Securities division.


NOTE 2 -          SIGNIFICANT ACCOUNTING POLICIES

a)    Investment Valuation, Transactions and Related Income Recognition

      Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first out basis.

      Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)    Federal Income Taxes

      Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)    Expenses

      Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3-  CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and is currently charged daily at an annual rate of 0.60% .

b) To cover administrative expenses, Phoenix Home Life deducts $5.00 from the cash value of a policy on each monthly processing date. This charge is designed to cover actual administrative expenses incurred by Phoenix Home Life.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

      The monthly cost of insurance is:

                  i.       The cost of insurance rate, multiplied by

                  ii.      The net amount at risk for a policy month.

      The cost of insurance varies by sex, attained age and rate class. The net amount at risk can be simply defined as the death benefit less the cash value.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3-  CONTRACT CHARGES (Continued)

d) In the event that the policy is surrendered during the first ten policy years, a surrender charge will be deducted to compensate Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge is assessed in full in the event of a complete surrender and proportionately in the event of a partial surrender.

      During the first two policy years, the surrender charge is subject to certain sales load limitations imposed by the Securities and Exchange Commission and, rather than the surrender charge for policy years 3-5, as set forth below, will be limited to the sum of (i) 30% of all premium payments made during the first two policy years up to one Guideline Annual Premium (as defined under Rule 6e-3(T)(c)(8) of the Investment Company Act of 1940), plus (ii) 10% of all premium payments in the first two policy years in excess of one Guideline Annual Premium, but not more than two Guideline Annual premiums plus, (iii) 9% of all premium payments in the first two policy years in excess of two Guideline Annual Premiums less any surrender charge previously deducted. Thereafter, the surrender charge is the lesser of (i) 50% of the cumulative premiums paid, or (ii) the amount specified in each policy's table of surrender charges.

      The amounts shown in each policy's table of surrender charges are calculated at the beginning of each policy year using the following percentages of the Target Premium (beginning policy year six and thereafter, percentages at interim months are determined by interpolation):

                                    BEGINNING OF
                                    POLICY YEAR               PERCENTAGE
                                    ------------              ----------

                                        3-6                       125%
                                          7                       100
                                          8                        75
                                          9                        50
                                         10                        25
                                         11+                        0

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3-  CONTRACT CHARGES (Continued)

      An increase in the initial death benefit (the "Specified Amount") under a policy is subject to an additional surrender charge upon a surrender of the policy during the first ten policy years following the increase. A decrease in the Specified Amount is also subject to a pro-rata share of the surrender charge.

      In addition, Phoenix Home Life imposes a fee on each partial surrender in an amount equal to the lesser of $25 or 2% of the amount withdrawn to reimburse Phoenix Home Life for administrative expenses incurred in processing those surrenders. This fee is deducted from the amount withdrawn and the balance is paid to the policyholder.

e) Under certain circumstances, upon surrender of a policy, Phoenix Home Life will deduct a charge to recover certain policy issue costs in an amount equal to $5 per $1,000 of surrendered Specified Amount not to exceed $750. This charge is designed primarily to reimburse Phoenix Home Life for expenses it incurs in processing policy applications, including conducting medical examinations and determining insurability.

f) Various states and subdivisions impose a tax on premiums received by insurance companies. These charges vary from state to state. Phoenix Home Life deducts 2.50% of each premium payment to cover state premium taxes.


NOTE 4-  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA

                                                               For Year Ended December 31,
                                                 1997           1996           1995           1994          1993
                                            --------------   -----------    ----------    ----------    -----------
MONEY MARKET:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  14.793740    $ 14.173465     $13.502832    $13.081135    $12.814296
End of year                                     15.464186      14.793740      14.173465     13.502832     13.081135
                                             ------------    -----------     ----------    ----------    ----------
 Net increase in net unit value from
  operations                                 $   0.670446    $  0.620275     $ 0.670633    $ 0.421697    $ 0.266839
                                             ============    ===========     ==========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                     2,033.076      2,765.451      5,824.154     2,839.094     2,672.627
                                             ============    ===========     ==========    ==========    ==========
GROWTH:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  29.319060    $ 23.579667     $18.784956    $19.837747    $18.510815
End of year                                     38.003405      29.319060      23.579667     18.784956     19.837747
                                             ------------    -----------     ----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                            $   8.684345    $  5.739393     $ 4.794711   ($ 1.052791)   $ 1.326932
                                             ============    ===========     ==========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                     2,791.174      3,253.726      2,053.494     5,066.451     1,872.979
                                             ============    ===========     ==========    ==========    ==========
FIXED INCOME:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  18.334574    $ 17.999228     $15.182949    $15.787620    $14.703844
End of year                                     19.909607      18.334574      17.999228     15.182949     15.787620
                                             ------------    -----------     ----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                            $   1.575033    $  0.335346     $ 2.816279   ($ 0.604671)   $ 1.083776
                                             ============    ===========     ==========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                        20.289         38.814         68.947        81.681       106.743
                                             ============    ===========     ==========    ==========    ==========
GOVERNMENT AND QUALITY BOND:
Net Unit Value:
-------------------------------------------
Beginning of year                            $  19.520774    $ 19.068522     $16.083095    $16.688251    $15.505170
End of year                                     21.258404      19.520774      19.068522     16.083095     16.688251
                                             ------------    -----------     ----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                            $   1.737630    $  0.452252     $ 2.985427   ($ 0.605156)   $ 1.183081
                                             ============    ===========     ==========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                       358.176        573.645        625.426       770.430       934.686
                                             ============    ===========     ==========    ==========    ==========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                     For Year Ended December 31,
                                                1997          1996              1995            1994          1993
                                             ----------     ----------     ------------      ----------   -----------
HIGH YIELD:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 19.227616    $17.370956      $ 14.717391      $15.440855    $ 12.996758
End of year                                    21.271062     19.227616        17.370956       14.717391      15.440855
                                             -----------    ----------      -----------      ----------    -----------
 Net increase (decrease) in net unit value
  from operations                            $  2.043446    $ 1.856660      $  2.653565     ($ 0.723464)   $  2.444097
                                             ===========    ==========      ===========      ==========    ===========
Accumulation units outstanding:
-------------------------------------------
End of year                                      380.889       499.086          532.392         602.324        639.342
                                             ===========    ==========      ===========      ==========    ===========
STRATEGIC MULTI-ASSET:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 22.969725    $20.122448      $ 16.489482      $17.029956    $ 14.858722
End of year                                    26.105035     22.969725        20.122448       16.489482      17.029956
                                             -----------    ----------      -----------      ----------    -----------
 Net increase (decrease) in net unit value
  from operations                            $  3.135310    $ 2.847277      $  3.632966     ($ 0.540474)   $  2.171234
                                             ===========    ==========      ===========      ==========    ===========
Accumulation units outstanding:
-------------------------------------------
End of year                                    4,333.970     5,120.181        5,379.665       5,131.355      4,911.695
                                             ===========    ==========      ===========      ==========    ===========
MULTI-ASSET:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 23.952220    $21.162333      $ 17.035823      $17.434654    $ 16.343102
End of year                                    28.835143     23.952220        21.162333       17.035823      17.434654
                                             -----------    ----------      -----------      ----------    -----------
 Net increase (decrease) in net unit value
  from operations                            $  4.882923    $ 2.789887      $  4.126510     ($ 0.398831)   $  1.091552
                                             ===========    ==========      ===========      ==========    ===========
Accumulation units outstanding:
-------------------------------------------
End of year                                    2,516.316     2,481.475        2,528.003       2,321.993      2,149.708
                                             ===========    ==========      ===========      ==========    ===========
CAPITAL APPRECIATION:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 39.643903    $31.875450      $ 23.835567      $24.928405    $ 20.719304
End of year                                    49.436071     39.643903        31.875450       23.835567      24.928405
                                             -----------    ----------      -----------      ----------    -----------
 Net increase (decrease) in net unit value
  from operations                            $  9.792168    $ 7.768453      $  8.039883     ($ 1.092838)   $  4.209101
                                             ===========    ==========      ===========      ==========    ===========
Accumulation units outstanding:
-------------------------------------------
End of year                                    2,832.788     3,513.203        5,335.578       4,074.140      7,054.306
                                             ===========    ==========      ===========      ==========    ===========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                For Year Ended December 31,
                                                 1997          1996           1995          1994          1993
                                            ------------    ----------    -----------    -----------   -----------
GROWTH and INCOME:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 24.766119    $20.713463    $ 17.904485    $19.933212    $16.442354
End of year                                    31.698373     24.766119      20.713463     17.904485     19.933212
                                             -----------    ----------    -----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                            $  6.932254    $ 4.052656    $  2.808978   ($ 2.028727)   $ 3.490858
                                             ===========    ==========    ===========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                      308.032       362.620        396.508       566.021       442.653
                                             ===========    ==========    ===========    ==========    ==========
FOREIGN SECURITIES:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 16.124989    $14.558725    $ 13.009004    $13.498582    $10.419874
End of year                                    15.866878     16.124989      14.558725     13.009004     13.498582
                                             -----------    ----------    -----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                           ($  0.258111)   $ 1.566264    $  1.549721   ($ 0.489578)   $ 3.078708
                                             ===========    ==========    ===========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                    1,765.280     2,332.263      2,544.163     5,767.871     3,397.264
                                             ===========    ==========    ===========    ==========    ==========
NATURAL RESOURCES:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 19.494075    $17.188761    $ 14.721818    $14.640952    $10.829847
End of year                                    17.717463     19.494075      17.188761     14.721818     14.640952
                                             -----------    ----------    -----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                           ($  1.776612)   $ 2.305314    $  2.466943    $ 0.080866    $ 3.811105
                                             ===========    ==========    ===========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                    1,603.345     1,528.981      1,169.412       789.773       753.350
                                             ===========    ==========    ===========    ==========    ==========
TARGET '98:
Net Unit Value:
-------------------------------------------
Beginning of year                            $ 19.007934    $18.440731    $ 16.184859    $16.981960    $15.352606
End of year                                    19.878868     19.007934      18.440731     16.184859     16.981960
                                             -----------    ----------    -----------    ----------    ----------
 Net increase (decrease) in net unit value
  from operations                            $  0.870934    $ 0.567203    $  2.255872   ($ 0.797101)   $ 1.629354
                                             ===========    ==========    ===========    ==========    ==========
Accumulation units outstanding:
-------------------------------------------
End of year                                      182.958       209.843        237.588       265.694       292.976
                                             ===========    ==========    ===========    ==========    ==========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6 -- POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1997:



                                                  NET EXCHANGE                                 INCREASE (DECREASE)
                              PURCHASE PAYMENTS     PURCHASES                                  IN NET ASSETS FROM
                                AND TRANSFERS     AND EXCHANGE           WITHDRAWALS              POLICYHOLDER
                                  RECEIVED         SURRENDERS          AND SURRENDERS             TRANSACTIONS
                              ----------------- ----------------- ------------------------- -------------------------
           ACCOUNT             UNITS   DOLLARS   UNITS   DOLLARS     UNITS       DOLLARS       UNITS       DOLLARS
----------------------------- ------- --------- ------- --------- ----------- ------------- ----------- -------------
Money Market                      86   $ 1,306    121    $ 1,799       (940)     ($13,979)       (733)     ($10,874)
Growth                           107     3,575    245      7,659       (815)      (29,822)       (463)      (18,588)
Fixed Income                      --        --     --         --        (19)         (353)        (19)         (353)
Government and Quality Bond       25       507     --         --       (240)       (4,744)       (215)       (4,237)
High Yield                        27       550     --         --       (145)       (2,874)       (118)       (2,324)
Strategic Multi-Asset            428    10,528     76      1,799     (1,290)      (32,714)       (786)      (20,387)
Multi-Asset                      160     4,304     --         --       (125)       (3,400)         35           904
Capital Appreciation             141     6,115     90      3,598       (911)      (41,224)       (680)      (31,511)
Growth and Income                 18       507     --         --        (72)       (2,026)        (54)       (1,519)
Foreign Securities               230     3,827     41        656       (838)      (13,221)       (567)       (8,738)
Natural Resources                 90     1,762    124      2,462       (140)       (2,789)         74         1,435
Target '98                         9       176     --         --        (36)         (697)        (27)         (521)
                               -----   -------    ---    -------     ------     ---------      ------      --------
                               1,321   $33,157    697    $17,973     (5,571)    ($147,843)     (3,553)     ($96,713)
                               =====   =======    ===    =======     ======     =========      ======      ========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

NOTE 7 -- DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997

A statement of operations by investment division follows for the year ended December 31, 1997:



                                           Money                  Fixed       Govt. and                 Strategic
                                          Market     Growth       Income    Quality Bond   High Yield   Multi-Asset
                                        ----------  ---------   ---------   ------------   ----------  -------------
NET INVESTMENT INCOME (LOSS):
 Dividend income                         $  1,593   $    849    $   35       $     491     $    815     $  2,854
 Mortality and expense risk charges
  and administrative expense                 (190)      (692)       (3)            (49)         (49)        (717)
                                         --------   --------    ---------    ---------     ---------    ---------
   Net investment income (loss)             1,403        157        32             442          766        2,137
                                         --------   --------    --------     ---------     ---------    ---------
REALIZED AND UNREALIZED
 GAIN (LOSS):
 Realized gain (loss) from
  investment transactions:
Proceeds from sales                        13,392     33,011       357           4,944        2,813       32,224
Cost of investments sold                  (13,392)   (27,586)     (365)         (4,939)      (2,697)     (31,625)
                                         --------   --------    --------     ---------     ---------    ---------
   Net realized gain (loss)                    --      5,425        (8)              5          116          599
Capital gains distribution                     --     12,383        --              28           --       21,188
                                         --------   --------    --------     ---------     ---------    ---------
 Net realized gain (loss) from
  investments                                  --     17,808          (8)           33          116       21,787
                                         --------   --------    ---------    ---------     ---------    ---------
Change in unrealized appreciation
 (depreciation) on investments:
Unrealized appreciation (depreciation)
 at end of period                              --     19,190       (24)            138          159       (4,642)
Unrealized appreciation (depreciation)
 at beginning of period                        --      7,889       (45)            (41)         212        3,366
                                         --------   --------    --------     ---------     ---------    ---------
 Net change in unrealized
  appreciation (depreciation)                  --     11,301        21             179          (53)      (8,008)
                                         --------   --------    --------     ---------     ---------    ---------
 Realized and unrealized gain (loss)           --     29,109        13             212           63       13,779
                                         --------   --------    --------     ---------     ---------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                  $  1,403   $ 29,266    $   45       $     654     $    829     $ 15,916
                                         ========   ========    ========     =========     =========    =========



                                                          Capital     Growth and     Foreign     Natural
                                         Multi-Asset   Appreciation     Income     Securities   Resources   Target '98      Total
                                        ------------- -------------- ------------ ------------ ----------- ------------  ----------
NET INVESTMENT INCOME (LOSS):
 Dividend income                          $  1,926      $      223    $     195     $     922    $   325     $   364     $  10,592
 Mortality and expense risk charges
  and administrative expense                  (401)           (909)         (57)         (235)      (192)        (22)       (3,516)
                                          --------      ----------    ---------     ---------    -------     -------     ---------
   Net investment income (loss)              1,525            (686)         138           687        133         342         7,076
                                          --------      ----------    ---------     ---------    -------     -------     ---------
REALIZED AND UNREALIZED
 GAIN (LOSS):
 Realized gain (loss) from
  investment transactions:
Proceeds from sales                          3,447          41,232        2,293        13,215      2,802         707       150,437
Cost of investments sold                    (2,884)        (35,223)      (1,874)      (12,794)    (2,650)       (754)     (136,783)
                                          --------      ----------    ---------     ---------    -------     -------     ---------
   Net realized gain (loss)                    563           6,009          419           421        152         (47)       13,654
Capital gains distribution                   9,408          13,412            1         3,533      1,866          --        61,819
                                          --------      ----------    ---------     ---------    -------     -------     ---------
 Net realized gain (loss) from
  investments                                9,971          19,421          420         3,954      2,018         (47)       75,473
                                          --------      ----------    ---------     ---------    -------     -------     ---------
Change in unrealized appreciation
 (depreciation) on investments:
Unrealized appreciation (depreciation)
 at end of period                            5,645          26,417        2,433           427     (2,986)       (398)       46,359
Unrealized appreciation (depreciation)
 at beginning of period                      4,924          12,876          689         5,929      1,999        (274)       37,524
                                          --------      ----------    ---------     ---------    -------     -------     ---------
 Net change in unrealized
  appreciation (depreciation)                  721          13,541        1,744        (5,502)    (4,985)       (124)        8,835
                                          --------      ----------    ---------     ---------    -------     -------     ---------
 Realized and unrealized gain (loss)        10,692          32,962        2,164        (1,548)    (2,967)       (171)       84,308
                                          --------      ----------    ---------     ---------    -------     -------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                   $ 12,217      $   32,276    $   2,302    ($     861)  ($ 2,834)    $   171     $  91,384
                                          ========      ==========    =========     =========    =======     =======     =========

[Price Waterhouse LLP]                                             [logo]


                       Report of Independent Accountants

February 19, 1998

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and Policyholders of RSVP Variable Life Account One

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of RSVP Variable Life Account One--Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP